Note 20 - Financial Instruments, Non financial Assets and Liabilities at fair value on non recurring basis (Detail) (USD $) In Millions	Dec. 31, 2010
Assets
Long-lived assets held and used	$ 122
Long-lived assets held for sale	32
Level 1 [Member]
Assets
Long-lived assets held and used	0
Long-lived assets held for sale	0
Level 2 [Member]
Assets
Long-lived assets held and used	0
Long-lived assets held for sale	32
Level 3 [Member]
Assets
Long-lived assets held and used	122
Long-lived assets held for sale	$ 0